Note 6 - Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Warrant Liabilities Disclosure [Text Block]

6. Warrant Liabilities

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	$8.63 Warrants	Total Warrants
As of December 31, 2022	$6,191	$311	$1,833	$8,335
Warrants issued	$—	$—	$—	$—
Change in fair value of financial instruments	(5,009)	(252)	(1,129)	(6,390)
As of September 30, 2023	$1,182	$59	$704	$1,945

Liberty Warrants and Liberty Advisory Fee Warrant

The Liberty Warrants and the Liberty Advisory Fee Warrant were initially recognized as a liability with a fair value of $30.9 million. The Liberty Warrants and the Liberty Advisory Fee Warrant remain unexercised and were remeasured to fair value of $1.2 million as of September 30, 2023.

PIPE Warrant

The PIPE Warrant was initially recognized as a liability with a fair value of $1.3 million. The PIPE Warrant remains unexercised and was remeasured to fair value of $59 thousand as of September 30, 2023.

$8.63 Warrants

In connection with the Merger, we entered into an Assignment, Assumption and Amendment Agreement (the “Amended Warrant Agreement”), dated January 25, 2022 with the Sponsor and CF V that amends the Warrant Agreement (the “Existing Warrant Agreement”), dated January 28, 2021.

Pursuant to the Existing Warrant Agreement we issued Public Warrants to purchase 8,333,333 Class A ordinary shares and 200,000 Private Placement Warrants. Additionally, we agreed to issue the Forward Purchase Warrant to purchase 333,333 Class A ordinary shares pursuant to the Amended and Restated Forward Purchase Agreement (together, with the Public Warrants and the Private Placement Warrants, the “$8.63 Warrants”).

All of the $8.63 Warrants are governed by the Existing Warrant Agreement. The $8.63 Warrants became exercisable 30 days after the Closing Date, or February 25, 2022, and will expire five years after the Closing Date ( January 25, 2027), or earlier upon redemption or liquidation.

The $8.63 Warrants were initially recognized as a liability with a fair value of $4.9 million. On April 1, 2022, we determined pursuant to a warrant agreement executed by CF V on January 28, 2021, as modified and assumed by an assignment and assumption agreement executed on January 25, 2022, that the warrant price with respect to the warrants issued and outstanding was adjusted from $11.50 to $8.63 and the redemption price was adjusted from $18.00 to $13.50.

Public Warrants to purchase 613,111 shares of Class A ordinary shares were exercised during the nine months ended September 30, 2022.

6. Warrant Liabilities

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	$8.63 Warrants	Total Warrant Liabilities
As of December 31, 2021	$—	$—	$143,237	$—	$143,237
Warrants issued	$30,853	$1,312	$—	$4,872	$37,037
Change in fair value of financial instruments	(24,662)	(1,001)	(18,635)	(2,702)	(47,000)
Write-off of deferred costs	—	—	203	—	203
Settlements	—	—	—	(337)	(337)
Reclassification to equity	—	—	(124,805)	—	(124,805)
As of December 31, 2022	$6,191	$311	$—	$1,833	$8,335

Liberty Warrants and Liberty Advisory Fee Warrant

The Liberty Warrants and the Liberty Advisory Fee Warrant were initially recognized as a liability with a fair value of $30.9 million. The Liberty Warrants and the Liberty Advisory Fee Warrant remain unexercised and were remeasured to fair value of $6.2 million as of December 31, 2022.

PIPE Warrant

The PIPE Warrant was initially recognized as a liability with a fair value of $1.3 million. The PIPE Warrant remains unexercised and was remeasured to fair value of $0.3 million as of December 31, 2022.

Columbia Warrant

In March 2021, we issued a warrant to purchase up to 15,931,360 shares of our common stock (“Columbia Warrant”) at an exercise price of $2.51635975 per share, or an aggregate of $40.1 million, in connection with the loan agreement between us and Columbia River Investment Limited (“Columbia”).

The Columbia Warrant is exercisable the earlier of 25 years from the effective date or the date in which the warrant is exercised in full.

The Columbia Warrant was initially recognized on March 8, 2021 as a liability with a fair value of $161.2 million, and was remeasured to a fair value of $143.2 million as of December 31, 2021. We recognized a gain from the remeasurement of the Columbia Warrant of $18.6 million for the year ended December 31, 2022. The fair value of the Columbia Warrant of $124.8 million was reclassified to additional paid-in capital in connection with the Merger.

$8.63 Warrants

In connection with the Merger, we entered into an Assignment, Assumption and Amendment Agreement (the “Amended Warrant Agreement”), dated January 25, 2022, with the Sponsor and CF V that amends the Warrant Agreement (the “Existing Warrant Agreement”), dated January 28, 2021.

Pursuant to the Existing Warrant Agreement, we issued Public Warrants to purchase 8,333,333 Class A ordinary shares and 200,000 private placement Warrants. Additionally, we agreed to issue the Forward Purchase Warrant to purchase 333,333 Class A ordinary shares pursuant to the Amended and Restated Forward Purchase Agreement (together, with the Public Warrants and the private placement Warrants, the “$8.63 Warrants”).

All of the $8.63 Warrants are governed by the Existing Warrant Agreement. The $8.63 Warrants became exercisable 30 days after the Closing Date, or February 25, 2022, and will expire five years after the Closing Date ( January 25, 2027), or earlier upon redemption or liquidation.

The $8.63 Warrants were initially recognized as a liability with a fair value of $4.9 million. On April 1, 2022, we determined pursuant to a warrant agreement executed by CF V on January 28, 2021, as modified and assumed by an assignment and assumption agreement executed on January 25, 2022, that the warrant price with respect to the warrants issued and outstanding was adjusted from $11.50 to $8.63 and the redemption price was adjusted from $18.00 to $13.50.

Public Warrants to purchase 613,111 Class A ordinary shares were exercised during the year ended December 31, 2022.